Schedule of investments
Delaware Ivy California Municipal High Income Fund
June 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.72%
Education Revenue Bonds — 21.01%
California Educational Facilities Authority Revenue
(Art Center College of Design) Series 2018A 5.00% 12/1/48	250,000	$ 252,140
California Municipal Finance Authority Revenue
(California Baptist University) Series A 144A 5.00% 11/1/46 #	500,000	486,540
(CHF-Davis I - West Village Student Housing Project) 4.00% 5/15/48 (BAM)	300,000	282,078
(The Learning Choice Academy) Series A 4.00% 7/1/31	95,000	93,709
(The Palmdale Aerospace Academy Project) Series A 144A 5.00% 7/1/49 #	300,000	274,356
California School Finance Authority Revenue
(Green Dot Public Schools California Projects) Series A 144A 5.00% 8/1/48 #	250,000	248,322
(HTH Learning Project) Series A 144A 5.00% 7/1/49 #	300,000	275,889
(Larchmont Charter School Project) Series A 144A 5.00% 6/1/43 #	250,000	248,430
(Rocketship Public Schools - Obligated Group)
Series G 144A 5.00% 6/1/30 #	310,000	313,047
Series G 144A 5.00% 6/1/37 #	330,000	321,912
		2,796,423
Electric Revenue Bond — 3.30%
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/37 ‡	1,165,000	439,788
		439,788
Healthcare Revenue Bonds — 9.38%
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)
Series B 5.00% 7/1/37	250,000	257,325
Series B 5.00% 7/1/42	250,000	255,087
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center)
Series A 5.25% 12/1/44	250,000	247,862
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center)
Series A 144A 5.25% 12/1/56 #	250,000	$ 241,963
Washington Township Health Care District
Series A 3.75% 7/1/31	255,000	245,560
		1,247,797
Housing Revenue Bonds — 3.49%
CSCDA Community Improvement Authority Essential Housing Revenue
(Parallel - Anaheim) Series A 144A 4.00% 8/1/56 #	300,000	230,652
Los Angeles Housing Authority Revenue
(Union Portfolio Project) Series A 3.25% 6/1/35	250,000	233,975
		464,627
Industrial Development Revenue/Pollution ControlRevenue Bonds — 14.06%
California County Tobacco Securitization Agency Revenue
(Gold Country Settlement Funding Corporation) Series B-1 4.00% 6/1/49	40,000	39,783
(Merced County Tobacco Funding Corporation) Series B 5.00% 6/1/50	250,000	250,907
(Sonoma County Securitization Corporation) Series B-2 0.001% 6/1/55 ^	250,000	54,528
(Stanislaus County Tobacco Funding Corporation) Series D 0.001% 6/1/55 ^	1,000,000	69,590
California Municipal Finance Authority Revenue
(United Airlines, Los Angeles International Airport Project) Series 2019 4.00% 7/15/29 (AMT)	250,000	247,547
California Pollution Control Financing Authority Revenue
(Waste Management Project) Series A1 3.375% 7/1/25 (AMT)	300,000	296,502
NQ- IV051 [0623] 0823 (3049873)    1

Schedule of investments
Delaware Ivy California Municipal High Income Fund   (Unaudited)
		Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Long Beach Bond Finance Authority
Natural Gas Purchase Revenue Bonds Series A 5.50% 11/15/37	165,000	$ 181,543
M-S-R Energy Authority California Gas Revenue
Series C 7.00% 11/1/34	300,000	367,275
Southern California Public Power Authority
(Natural Gas Project) Series A 5.00% 11/1/33	295,000	317,623
Tobacco Securitization Authority of Southern California
(Capital Appreciation - Restructured) Third Subordinate Series D 0.032% 6/1/46 ^	305,000	45,973
		1,871,271
Local General Obligation Bond — 2.21%
Oro Grande Elementary School District
(San Bernardino County,California) 4.00% 9/15/32	300,000	293,565
		293,565
Pre-Refunded Bonds — 5.25%
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated Group) Series A 5.00% 11/15/32	425,000	509,069
California School Finance Authority Revenue
(Aspire Public School) 144A 5.00% 8/1/41-25 #, §	25,000	25,982
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Bonds) Series A-1 5.00% 6/1/29-27 §	150,000	163,092
		698,143
Special Tax Revenue Bonds — 32.80%
Chino Community Facilities District
5.00% 9/1/47	150,000	152,384
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Chino Public Financing Authority Revenue
Series A 3.50% 9/1/43	250,000	$ 206,983
Commonwealth of Puerto Rico
3.357% 11/1/43 •	342,387	172,906
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	529,359	438,044
Jurupa Community Services District
(Eastvale Area)
Series A 4.125% 9/1/42	200,000	185,632
Series A 4.25% 9/1/47	300,000	275,574
Lammersville Joint Unified School District
(Lammersville School District Community Facilities District No. 2002 (Mountain House)) 5.00% 9/1/33	250,000	261,187
Murrieta, California Community Facilities District
(Golden City - Improvement Area A) 5.00% 9/1/46	300,000	304,596
Ontario, California Community Facilities District No. 28
(New Haven Facilities - Area A)
5.00% 9/1/42	130,000	132,839
5.00% 9/1/47	230,000	233,742
Ontario, California Community Facilities District No. 31
(Carriage House / Amberly Lane) 5.00% 9/1/47	135,000	136,840
Poway Unified School District Community Facilities No. 15
(DEL SUR East - Improvement Area C) 5.00% 9/1/46	250,000	250,350
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 5.668% 7/1/46 ^	720,000	203,162
Series A-1 5.75% 7/1/51 ^	529,000	111,831
Roseville
(Fiddyment Ranch Community Facilities District No. 1) 5.00% 9/1/35	250,000	260,142

2    NQ- IV051 [0623] 0823 (3049873)

(Unaudited)
		Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Sacramento
(Natomas Central Community Facilities District No. 2006-02) 5.00% 9/1/41	250,000	$ 253,740
San Bernardino County District No. 2006-1
(Lyte Creek North) 4.00% 9/1/42	250,000	229,905
Tulare Redevelopment Agency Successor Agency
Series A 4.00% 8/1/40 (BAM)	250,000	251,170
William S. Hart Union High School District
(Community Facilities District No. 2015-1) 5.00% 9/1/47	300,000	303,168
		4,364,195
State General Obligation Bond — 0.76%
Commonwealth of Puerto Rico
(Restructured) Series A-1 4.00% 7/1/41	116,000	101,092
		101,092
Transportation Revenue Bonds — 6.46%
Foothill-Eastern, California Transportation Corridor Agency Revenue
Series B-1 3.95% 1/15/53 (AGM)	300,000	280,626
Norman Y. Mineta San Jose International Airport
Series A 5.00% 3/1/47 (AMT)	200,000	204,108
Puerto Rico Highway & Transportation Authority Revenue
(Restructured) Series C 5.259% 7/1/53	225,000	137,810
San Francisco City & County Airport Commission (San Francisco International Airport)
Series A 4.00% 5/1/49 (AMT)	250,000	236,993
		859,537
Total Municipal Bonds (cost $14,433,274)		13,136,438

	Number of shares	Value (US $)
Short-Term Investments — 0.40%
Money Market Mutual Funds — 0.40%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 5.03%)	52,611	$ 52,611
Total Short-Term Investments (cost $52,611)		52,611

Total Value of Securities—99.12% (cost $14,485,885)		13,189,049
Receivables and Other Assets Net of Liabilities—0.88%		117,579
Net Assets Applicable to 1,485,387 Shares Outstanding—100.00%		$13,306,628
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $2,667,093, which represents 20.04% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month

NQ- IV051 [0623] 0823 (3049873)    3

Schedule of investments
Delaware Ivy California Municipal High Income Fund   (Unaudited)
Summary of abbreviations: (continued)
USD – US Dollar
4    NQ- IV051 [0623] 0823 (3049873)